SCHEDULE OF PLAN ASSET (LIABILITY) (Details) - CAD ($)	Mar. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Defined benefit plan liabilities	$ (94,964)	$ (91,533)
Less: fair value of plan assets or asset ceiling
Total	$ (94,964)	$ (91,533)